Depreciation and amortization expenses (Tables)	12 Months Ended
Dec. 31, 2022
Depreciation and amortization expenses
Schedule of components of depreciation and amortization expenses
	2022	2021	2020
	US $ in millions

Operating expenses	1,370.3	756.3	291.6
General and administrative expenses	26.0	22.9	22.5
	1,396.3	779.2	314.1